Average Annual Total Returns - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund	Apr. 01, 2025
Fidelity Equity-Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	15.37%
Past 5 years	10.05%
Past 10 years	9.33%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%